Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Grizzle Growth ETF
Shareholder Report [Line Items]
Fund Name	Grizzle Growth ETF
Class Name	Grizzle Growth ETF
Trading Symbol	DARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etf.grizzle.com. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Grizzle Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.etf.grizzle.com
Expenses [Text Block]	What were the Fund costs for the past year (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31st, 2025, the Fund saw a 25.38% total return compared to the benchmark, the S&P 500® Index, seeing a 16.33% total return. Compared to the benchmark, the portfolio outperformed by 9.05%.

The top contributing sectors for the annual period ending July 31st, 2025, were the industrial and information technology sectors. The top detracting sectors were the financials and materials sectors. Nvidia (NVDA), Vertiv Holdings (VRT) and GE Vernova (GEV) were the top contributing stocks. ASML (ASML), Galaxy Digital (GLXY) and Hot Chili (HCH) were the top detracting stocks.

What Factors Influenced Performance

Based on our key investment objectives, we attempted to position the strategy with strong and consistent characteristic advantages versus the benchmark and relative to the overall market. Portfolio positions generally have higher revenue growth rates and higher margins, though many of them trade at premium valuations to companies in the benchmark. We believe valuations during the reporting period do not fully take future cashflows into account while pricing.

Positioning

During the reporting period, the market environment presented weakening economic growth and potential inflationary pressures, although we believe the Grizzle Growth ETF was well positioned utilizing a barbell portfolio approach of technology leaders and emerging disruptors. Tech leaders currently have funding and competitive advantage and have been buying emerging leaders, cementing their grip on industry market share. We believe owning companies at both ends of the competitive spectrum have contributed to dampened volatility while also offering upside through existing competitive advantages or through disruption of industry leaders.

For the commodity pillar of the fund, we believe the structural demand opportunity for natural gas is significant.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 year	3 Year	Since Inception (12/16/21)
Grizzle Growth ETF - at NAV	25.38%	18.90%	13.97%
S&P 500® Total Return Index	16.33%	17.10%	10.46%

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.etf.grizzle.com for more recent performance information.
Net Assets	$ 4,912,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 80,342
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$4,912
Number of Holdings	36
Total Advisory Fee	$80,342
Portfolio Turnover Rate	64%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets

Largest Holdings [Text Block]

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	19.5
Vertiv Holdings Co. - Class A	10.8
Alphabet, Inc. - Class A	6.9
Meta Platforms, Inc. - Class A	5.9
Trane Technologies PLC	5.1
GE Vernova, Inc.	4.9
Amazon.com, Inc.	4.8
Microsoft Corp.	4.7
Apple, Inc.	4.3
Arista Networks, Inc.	4.2